The attached are incorporated by reference herein to the semi-annual reports filed by and on behalf of the following:

Seligman Portfolios, Inc., filed August 29, 1997
         Portfolios which include: Seligman Capital; Seligman Cash Management; Seligman Common Stock; Seligman Bond; Seligman Income; Seligman Henderson International; Seligman Communications and Information; Seligman Frontier; Seligman Henderson Global Smaller Companies; Seligman High-Yield Bond; Seligman Henderson Global Technology; and Seligman Henderson Global Growth Opportunities

August, 1997


Dear Trillium Policyholder:

Enclosed for your review is the Trillium Semi-Annual Report for the period ending June 30, 1997. We encourage you to review this information and refer to it as needed throughout the year.

In addition, and for your convenience, please use the "tear-off" below to make additional deposits to your Trillium policy. For other information, please contact your registered representative.

Sincerely,



D. Allen Loney
President

-------------------------------------------------------------------------------


Policyowner(s):  __________________________     Policy Number:  _______________


If you are changing allocation, please complete the following:

          __________  This payment only
          __________  This payment and all future payments
          __________  Re-allocate all current assets


__________% Cash Mgmt (21)             __________% Comm & Info (27)
__________% Income (22)                __________% Global Grwth Ops (28)
__________% Bond (23)                  __________% Global Smlr Cos (29)
__________% Common Stock (24)          __________% Frontier (41)
__________% Capital (25)               __________% High Yld Bond (42)
__________% International (26)         __________% Global Tech (43)
__________% Fixed Account

Total must equal 100%. Please make checks payable to Canada Life Insurance Company of New York.


_____________________                         _________________________________
Date                                          Policyowner's Signature


                   Canada Life Insurance Company of New York
                             500 Mamaroneck Avenue
                               Harrison, NY 10528

                                                                            CANADA LIFE OF NEW YORK
                                                                         VARIABLE ACCOUNT 2 PERFORMANCE
                                                                         ------------------------------

[TRILLIUM LOGO]                                            Average Annual Total Returns for Periods Ending June 30, 1997
A VARIABLE ANNUITY                                                         Assuming Contract Continues
Issued by Canada Life Insurance Company of New York

                                                  Year-                                          Since       Inception
PORTFOLIOS                                       to-Date*      1 Year      3 Year     5 Year    Inception      Date
-------------------------------------------------------------------------------------------------------------------------
SELIGMAN COMMUNICATIONS AND
    INFORMATION PORTFOLIO                          6.91%       19.28%        --         --       19.30%        10/4/94
-------------------------------------------------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL TECHNOLOGY
    PORTFOLIO                                      8.06        13.06         --         --        9.51          5/1/96
-------------------------------------------------------------------------------------------------------------------------
SELIGMAN FRONTIER PORTFOLIO                        9.01        10.73         --         --       24.89         1O/4/94
-------------------------------------------------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL SMALLER
    COMPANIES PORTFOLIO                            8.77         6.64         --         --       16.32         10/4/94
-------------------------------------------------------------------------------------------------------------------------
SELIGMAN CAPITAL PORTFOLIO                         8.26         7.85       17.54%     13.81%     12.04         6/21/88
-------------------------------------------------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL GROWTH
   OPPORTUNITIES PORTFOLIO                        12.73        10.83         --         --        9.06          5/1/96
-------------------------------------------------------------------------------------------------------------------------
SELIGMAN HENDERSON INTERNATIONAL                  13.45        14.31        9.74        --        9.80          5/3/93
   PORTFOLIO (formerly Seligman Henderson
   Global Portfolio)
-------------------------------------------------------------------------------------------------------------------------
SELIGMAN COMMON STOCK PORTFOLIO                   13.11        20.58       20.04      14.93      13.35         6/21/88
-------------------------------------------------------------------------------------------------------------------------
SELIGMAN INCOME PORTFOLIO                          6.28         9.63        9.07       7.33       8.16          6/2/88
-------------------------------------------------------------------------------------------------------------------------
SELIGMAN HIGH-YIELD BOND PORTFOLIO                 4.97        12.99         --         --       11.20          5/1/95
-------------------------------------------------------------------------------------------------------------------------
SELIGMAN BOND PORTFOLIO                            1.72         4.90        5.47       4.20       4.96         6/21/88
    (formerly Seligman Fixed Income
    Securities Portfolio)
-------------------------------------------------------------------------------------------------------------------------
SELIGMAN CASH MANAGEMENT PORTFOLIO                 1.90         3.75        3.62       2.64       3.53         6/21/88
-------------------------------------------------------------------------------------------------------------------------
* Not annualized.

SELIGMAN CASH MANAGEMENT PORTFOLIO'S current yield, annualized for the seven-day period ending June 30, 1997, was 3.86%. TRILLIUM FIXED ACCOUNT'S rate for the one-year Guarantee Period was 5.25% as of June 30, 1997.

Performance quoted represents past performance, and the investment return and principal value of an investment will fluctuate so that units, when surrendered, may be worth more or less than their original cost. Performance of the variable portfolios reflects the performance of Seligman Portfolios, Inc., the underlying investment vehicle for the Trillium Variable Account, adjusted for the current fees and charges (excluding CDSC) associated with Trillium. For performance figures with CDSC, please see reverse side. The variable account was established on 2/25/93 and commenced operations on 3/1/96. The fixed account is held in the general account of Canada Life Insurance Company of New York (CLNY) and provides a guarantee, by CLNY, against loss of principal, and guarantees payment of a specified current rate of interest. Please contact your financial advisor or call Seligman Financial Services at 800-221-2783 for a prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or sending money.

There are specific risks associated with global technology investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions. A portfolio that concentrates its investments in one sector of the economy may be subject to greater share price fluctuations than a more diversified portfolio. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and charges in political conditions. The securities in which the Seligman High-Yield Bond Portfolio invests are subject to a greater risk of loss of principal and interest than higher-rated investment grade bonds. Purchasers should carefully assess the risks associated with an investment in the Portfolio.

                                    CANADA LIFE OF NEW YORK
                                 VARIABLE ACCOUNT 2 PERFORMANCE





                   Average Annual Total Returns for Periods Ending June 30, 1997
                          Assuming Contract Is Surrendered at End of Period

                                                                                                           Since        Inception
PORTFOLIOS                                                  1 Year         3 Year         5 Year         Inception         Date
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN COMMUNICATIONS AND INFORMATION
   PORTFOLIO                                                13.88%            --             --            18.10%        10/4/94
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL TECHNOLOGY  PORTFOLIO              7.66             --             --             4.95          5/1/96
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN FRONTIER PORTFOLIO                                  5.33             --             --            23.79         10/4/94
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL SMALLER
   COMPANIES PORTFOLIO                                       1.24             --             --            15.06         10/4/94
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN CAPITAL PORTFOLIO                                   2.45          16.44%         13.49%           12.04         6/21/88
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL GROWTH
   OPPORTUNITIES PORTFOLIO                                   5.43             --             --             4.47          5/1/96
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN HENDERSON INTERNATIONAL PORTFOLIO                   8.91           8.48             --             9.15          5/3/93
   (formerly Seligman Henderson Global Portfolio)
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN COMMON STOCK PORTFOLIO                             15.18          18.99          14.62            13.35         6/21/88
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN INCOME PORTFOLIO                                    4.23           7.79           6.92             8.16         6/21/88
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN HIGH-YIELD BOND PORTFOLIO                           7.59             --             --             9.36          5/1/95
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN BOND PORTFOLIO                                     (0.50)          4.10           3.74             4.96         6/21/88
   (formerly Seligman Fixed Income Securities Portfolio)
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN CASH MANAGEMENT PORTFOLIO                          (1.65)          2.20           2.15             3.53         6/21/88
-----------------------------------------------------------------------------------------------------------------------------------

         Issued by: Canada Life Insurance Company of New York, 500 Mamaroneck Avenue, Harrison, NY 10528

         Distributed by: Seligman Financial Services, Inc., 100 Park Avenue, New York, NY 10017 - (800) 221-2783

SELIGMAN CASH MANAGEMENT PORTFOLIO'S current yield, annualized for the seven-day period ending June 30, 1997, was 3.86%. TRILLIUM FIXED ACCOUNT'S rate for the one-year Guarantee Period was 5.25% as of June 30, 1997.

Performance quoted represents past performance, and the investment return and principal value of an investment will fluctuate so that units, when surrendered, may be worth more or less than their original cost. Performance of the variable portfolios reflects the performance of Seligman Portfolios, Inc., the underlying investment vehicle for the Trillium Variable Account, and is adjusted for Trillium's current fees and charges, including the maximum CDSC of 6%. Trillium's CDSC for current premiums (premiums paid during the current and previous six policy years) starts at 6% and decreases in steps, depending on the number of policy years since the premium was paid, as follows: less than two years, 6%; at least two, but less than four, 5%; at least four, but less than five, 4%; at least five, but less than six, 3%; at least six, but less than seven, 2%; at least seven, no charge. The variable account was established on 2/25/93 and commenced operations on 3/1/96. The fixed account is held in the general account of Canada Life Insurance Company of New York (CLNY) and provides a guarantee, by CLNY, against loss of principal, and guarantees payment of a specified current rate of interest. Please contact your financial advisor or call Seligman Financial Services at 800-221-2783 for a prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or sending money.